Cover Page Document	Dec. 31, 2019
Cover page.
Document Type	8-K
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	BMC STOCK HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36050
Entity Tax Identification Number	26-4687975
Entity Address, Address Line One	8020 Arco Corporate Drive, Suite 400
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27617
City Area Code	919
Local Phone Number	431-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BMCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001574815
Amendment Flag	false